Vanguard® Core Bond ETF
Schedule of Investments (unaudited)
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (66.6%)
U.S. Government Securities (47.1%)
	United States Treasury Note/Bond	5.000%	9/30/25	765	773
	United States Treasury Note/Bond	5.000%	10/31/25	766	775
	United States Treasury Note/Bond	4.875%	11/30/25	2,852	2,882
	United States Treasury Note/Bond	4.000%	12/15/25	1,524	1,516
	United States Treasury Note/Bond	4.625%	10/15/26	898	912
	United States Treasury Note/Bond	4.625%	11/15/26	1,500	1,524
	United States Treasury Note/Bond	4.375%	12/15/26	900	909
	United States Treasury Note/Bond	3.500%	4/30/28	651	641
	United States Treasury Note/Bond	4.625%	9/30/28	470	485
[1]	United States Treasury Note/Bond	4.875%	10/31/28	380	397
	United States Treasury Note/Bond	0.625%	8/15/30	500	406
	United States Treasury Note/Bond	4.625%	9/30/30	360	376
	United States Treasury Note/Bond	4.875%	10/31/30	575	609
	United States Treasury Note/Bond	4.375%	11/30/30	836	861
	United States Treasury Note/Bond	1.250%	8/15/31	379	314
	United States Treasury Note/Bond	3.500%	2/15/33	285	277
	United States Treasury Note/Bond	3.375%	5/15/33	371	357
	United States Treasury Note/Bond	3.875%	8/15/33	325	325
	United States Treasury Note/Bond	4.500%	11/15/33	312	328
	United States Treasury Note/Bond	4.500%	8/15/39	375	398
	United States Treasury Note/Bond	4.375%	11/15/39	250	261
	United States Treasury Note/Bond	3.375%	8/15/42	340	304
	United States Treasury Note/Bond	4.000%	11/15/42	350	341
	United States Treasury Note/Bond	3.875%	5/15/43	525	502
	United States Treasury Note/Bond	4.375%	8/15/43	525	538
	United States Treasury Note/Bond	4.750%	11/15/43	425	457
	United States Treasury Note/Bond	3.000%	2/15/49	191	156
	United States Treasury Note/Bond	2.875%	5/15/49	208	166
	United States Treasury Note/Bond	2.000%	2/15/50	300	198
	United States Treasury Note/Bond	1.250%	5/15/50	397	215
	United States Treasury Note/Bond	1.375%	8/15/50	300	168
	United States Treasury Note/Bond	1.625%	11/15/50	408	244
	United States Treasury Note/Bond	2.375%	5/15/51	416	298
	United States Treasury Note/Bond	3.625%	5/15/53	473	439
	United States Treasury Note/Bond	4.125%	8/15/53	450	457
	United States Treasury Note/Bond	4.750%	11/15/53	625	704
					20,513
Conventional Mortgage-Backed Securities (19.5%)
[2,3]	Ginnie Mae II Pool	2.500%	1/15/54	400	350
[2,3]	Ginnie Mae II Pool	3.000%	1/15/54	750	679
[2,3]	Ginnie Mae II Pool	4.000%	1/15/54	250	239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Ginnie Mae II Pool	4.500%	1/15/54	300	293
[2,3]	Ginnie Mae II Pool	5.500%	1/15/54	250	252
[2,3]	Ginnie Mae II Pool	6.000%	1/15/54	750	762
[2,3,4]	UMBS Pool	2.000%	1/1/51–1/25/54	2,318	1,898
[2,3,4]	UMBS Pool	2.500%	1/25/54	2,100	1,787
[2,3,4]	UMBS Pool	3.500%	1/25/54	500	459
[2,3,4]	UMBS Pool	4.000%	1/25/54	500	473
[2,3,4]	UMBS Pool	4.500%	1/25/54	250	242
[2,3,4]	UMBS Pool	5.000%	1/25/54	250	247
[2,3,4]	UMBS Pool	6.000%	1/25/54	775	787
					8,468
Total U.S. Government and Agency Obligations (Cost $28,596)					28,981
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
[2,5]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	125	129
[2,5]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	125	125
[2,5]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	125	127
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $379)					381
Corporate Bonds (29.6%)
Communications (2.5%)
	AT&T Inc.	2.250%	2/1/32	70	58
	AT&T Inc.	3.550%	9/15/55	30	22
[5]	CCO Holdings LLC	4.750%	3/1/30	30	27
	Charter Communications Operating LLC	4.400%	4/1/33	120	111
	Charter Communications Operating LLC	3.500%	3/1/42	70	49
[5]	CSC Holdings LLC	5.750%	1/15/30	45	28
	Discovery Communications LLC	3.625%	5/15/30	90	82
	Discovery Communications LLC	4.650%	5/15/50	50	40
[5]	DISH Network Corp.	11.750%	11/15/27	25	26
	Meta Platforms Inc.	5.750%	5/15/63	40	44
	Netflix Inc.	5.875%	11/15/28	240	253
	Paramount Global	4.850%	7/1/42	10	8
	Paramount Global	4.600%	1/15/45	85	65
	Sprint Capital Corp.	8.750%	3/15/32	50	62
	T-Mobile USA Inc.	5.800%	9/15/62	40	43
[5]	Univision Communications Inc.	8.000%	8/15/28	25	26
	Verizon Communications Inc.	3.700%	3/22/61	40	30
[5]	VZ Secured Financing BV	5.000%	1/15/32	30	26
	Warnermedia Holdings Inc.	4.279%	3/15/32	105	96
					1,096
Consumer Discretionary (0.7%)
	General Motors Co.	5.000%	4/1/35	100	96
	General Motors Financial Co. Inc.	4.350%	1/17/27	90	88
	General Motors Financial Co. Inc.	5.850%	4/6/30	117	121
[5]	NCL Corp. Ltd.	7.750%	2/15/29	25	25
					330
Consumer Staples (1.3%)
	BAT Capital Corp.	6.421%	8/2/33	97	102
	BAT Capital Corp.	4.390%	8/15/37	60	50
	BAT Capital Corp.	4.758%	9/6/49	70	55
	J M Smucker Co.	6.500%	11/15/53	40	46
	JBS USA LUX SA	5.750%	4/1/33	82	81
	JBS USA LUX SA	6.500%	12/1/52	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	JBS USA LUX SA	7.250%	11/15/53	23	25
	Philip Morris International Inc.	3.125%	8/17/27	130	124
	Philip Morris International Inc.	4.500%	3/20/42	70	63
					556
Energy (2.3%)
[5]	Civitas Resources Inc.	8.375%	7/1/28	25	26
	Enbridge Inc.	4.500%	6/10/44	70	60
	Energy Transfer LP	3.750%	5/15/30	40	37
	Energy Transfer LP	6.400%	12/1/30	35	38
	Energy Transfer LP	6.550%	12/1/33	47	51
	Energy Transfer LP	5.000%	5/15/50	83	74
	Enterprise Products Operating LLC	2.800%	1/31/30	150	136
	Occidental Petroleum Corp.	7.875%	9/15/31	145	165
	Occidental Petroleum Corp.	6.600%	3/15/46	12	13
	Pioneer Natural Resources Co.	1.900%	8/15/30	140	119
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	150	147
	Targa Resources Corp.	6.125%	3/15/33	70	74
[5]	Transocean Titan Financing Ltd.	8.375%	2/1/28	25	26
[5]	Venture Global LNG Inc.	8.125%	6/1/28	25	25
					991
Financials (10.7%)
	AerCap Ireland Capital DAC	2.450%	10/29/26	270	250
	Allstate Corp.	5.250%	3/30/33	100	102
	Banco Santander SA	6.607%	11/7/28	100	107
[2]	Bank of New York Mellon Corp.	3.442%	2/7/28	100	96
	Capital One Financial Corp.	5.468%	2/1/29	294	294
[2]	Citigroup Inc.	4.075%	4/23/29	400	385
	Credit Suisse AG	7.500%	2/15/28	328	359
	Deutsche Bank AG	5.371%	9/9/27	250	254
	Fifth Third Bancorp	6.339%	7/27/29	410	427
[5]	Global Atlantic Fin Co.	7.950%	6/15/33	170	189
[2]	HSBC Holdings plc	4.583%	6/19/29	200	194
	Huntington Bancshares Inc.	6.208%	8/21/29	150	155
	Huntington National Bank	4.552%	5/17/28	175	169
	Huntington National Bank	5.650%	1/10/30	100	101
	M&T Bank Corp.	4.553%	8/16/28	150	145
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	300	292
[2]	MDGH GMTN RSC Ltd.	3.000%	3/28/27	200	190
	Morgan Stanley	5.123%	2/1/29	100	100
[2]	Morgan Stanley	4.457%	4/22/39	110	101
	Nasdaq Inc.	5.550%	2/15/34	70	73
	Nasdaq Inc.	2.500%	12/21/40	150	104
[2]	PNC Bank NA	4.050%	7/26/28	450	433
	PNC Financial Services Group Inc.	5.939%	8/18/34	120	125
					4,645
Health Care (2.5%)
	AbbVie Inc.	4.050%	11/21/39	70	63
	Amgen Inc.	4.200%	3/1/33	200	190
	Amgen Inc.	4.563%	6/15/48	40	36
	Amgen Inc.	5.750%	3/2/63	30	31
	AstraZeneca Finance LLC	2.250%	5/28/31	250	216
[5]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	30	26
	CVS Health Corp.	5.125%	2/21/30	362	368
	CVS Health Corp.	4.125%	4/1/40	40	34
	CVS Health Corp.	6.000%	6/1/63	40	43
[5]	DaVita Inc.	3.750%	2/15/31	30	25
[5]	Organon & Co.	5.125%	4/30/31	35	30

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	25	24
					1,086
Industrials (2.3%)
[5]	American Airlines Inc.	7.250%	2/15/28	25	25
	Boeing Co.	2.196%	2/4/26	50	47
	Boeing Co.	5.705%	5/1/40	100	104
	Boeing Co.	5.930%	5/1/60	47	49
[5]	Delta Air Lines Inc.	4.750%	10/20/28	200	197
[5]	ERAC USA Finance LLC	7.000%	10/15/37	50	58
[5]	Mileage Plus Holdings LLC	6.500%	6/20/27	315	316
	Norfolk Southern Corp.	5.950%	3/15/64	40	44
	RTX Corp.	6.050%	6/1/36	70	76
	RTX Corp.	4.875%	10/15/40	90	86
					1,002
Materials (1.9%)
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	280
[5]	Chemours Co.	4.625%	11/15/29	30	26
	Georgia-Pacific LLC	7.750%	11/15/29	100	115
	Nutrien Ltd.	4.900%	3/27/28	70	71
	Nutrien Ltd.	4.900%	6/1/43	70	66
	Vale Overseas Ltd.	3.750%	7/8/30	300	275
					833
Real Estate (0.6%)
	Extra Space Storage LP	3.900%	4/1/29	180	171
	Highwoods Realty LP	7.650%	2/1/34	6	6
	Prologis LP	1.750%	2/1/31	100	83
					260
Technology (0.9%)
[5]	Broadcom Inc.	1.950%	2/15/28	90	81
[5]	Broadcom Inc.	3.469%	4/15/34	172	150
[5]	Cloud Software Group Inc.	6.500%	3/31/29	30	29
	Intel Corp.	5.900%	2/10/63	20	22
[5]	Microsoft Corp.	1.350%	9/15/30	130	108
					390
Utilities (3.9%)
	Ameren Corp.	5.000%	1/15/29	1,000	1,006
	Commonwealth Edison Co.	5.900%	3/15/36	100	108
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	129	131
	Duke Energy Carolinas LLC	3.750%	6/1/45	70	56
[2]	Georgia Power Co.	4.750%	9/1/40	100	93
[5]	Oglethorpe Power Corp.	6.200%	12/1/53	50	54
	Pacific Gas & Electric Co.	4.200%	3/1/29	70	66
	Pacific Gas & Electric Co.	4.500%	7/1/40	20	17
	Virginia Electric & Power Co.	2.400%	3/30/32	200	169
					1,700
Total Corporate Bonds (Cost $12,695)					12,889
Sovereign Bonds (3.5%)
[2]	Kingdom of Morocco	2.375%	12/15/27	200	180
	Petroleos Mexicanos	4.500%	1/23/26	200	187
	Republic of Peru	2.844%	6/20/30	200	178
	Republic of South Africa	4.300%	10/12/28	200	187
	Republic of the Philippines	5.170%	10/13/27	200	204
[2]	Saudi Arabian Oil Co.	1.625%	11/24/25	200	188
[2,6]	United Mexican States	8.500%	5/31/29	5,300	305

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,6]	United Mexican States	7.750%	5/29/31	1,500	82
Total Sovereign Bonds (Cost $1,491)					1,511
				Shares
Temporary Cash Investments (18.8%)
Money Market Fund (18.8%)
[7]	Vanguard Market Liquidity Fund (Cost $8,174)	5.435%		81,746	8,173
Total Investments (119.4%) (Cost $51,335)					51,935
			Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.5%)
[2,3,4]	UMBS Pool (Proceeds $200)	5.500%	1/25/54	(200)	(201)
Other Assets and Liabilities—Net (-18.9%)					(8,208)
Net Assets (100%)					43,526
Cost is in $000.
1	Securities with a value of $34,000 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2023.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the aggregate value was $1,955,000, representing 4.5% of net assets.
6	Face amount denominated in Mexican pesos.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2024	4	472	8

Short Futures Contracts
2-Year U.S. Treasury Note	March 2024	(3)	(618)	—
5-Year U.S. Treasury Note	March 2024	(5)	(544)	(1)
10-Year U.S. Treasury Note	March 2024	(1)	(113)	—
Long U.S. Treasury Bond	March 2024	(1)	(125)	(1)
Mini 10-Year Japanese Government Bond	March 2024	(4)	(416)	(2)
Ultra Long U.S. Treasury Bond	March 2024	(1)	(133)	(5)
				(9)
				(1)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	1/30/24	USD	5	JPY	700	—	—
Toronto-Dominion Bank	1/30/24	USD	296	MXN	5,131	—	(4)
Toronto-Dominion Bank	1/30/24	USD	83	MXN	1,405	—	—
						—	(4)
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.   Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	28,981	—	28,981
Asset-Backed/Commercial Mortgage-Backed Securities	—	381	—	381
Corporate Bonds	—	12,889	—	12,889
Sovereign Bonds	—	1,511	—	1,511
Temporary Cash Investments	8,173	—	—	8,173
Total	8,173	43,762	—	51,935
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	201	—	201

Derivative Financial Instruments
Assets
Futures Contracts[1]	8	—	—	8
Liabilities
Futures Contracts[1]	9	—	—	9
Forward Currency Contracts	—	4	—	4
Total	9	4	—	13
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.